DEBT AND INTEREST - Other Debt Information (Details) € in Millions, $ in Millions	1 Months Ended		3 Months Ended								12 Months Ended
	Apr. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Aug. 31, 2020	May 11, 2020 USD ($)	Dec. 31, 2019 EUR (€)
Debt instrument
CARRYING VALUE			$ 6,274.0				$ 6,702.9				$ 6,274.0	$ 6,702.9
Long-term debt, current maturities			(300.9)				(401.4)				(300.9)	(401.4)
Long-term debt			5,973.1				6,301.5				$ 5,973.1	6,301.5
Debt instrument, term											30 years
Credit facility amount			0.0				0.0				$ 0.0	0.0
Aggregate annual maturities of long-term debt
2020			301.0								301.0
2021			1,020.0								1,020.0
2022			498.0								498.0
2023			648.0								648.0
2024			628.0								628.0
Interest
Interest expense											214.4	235.5	$ 272.2
Interest income											(23.7)	(14.4)	(17.6)
Interest expense, net			46.1	$ 46.1	$ 49.2	$ 49.3	53.8	$ 55.1	$ 56.2	$ 56.0	$ 190.7	221.1	254.6
Debt extinguishment charges													21.9
Debt extinguishment charges, after tax													$ 13.6
Subsequent event
Components of the aggregate purchase prices of the completed acquisitions
Property, plant and equipment															$ 7.4
Private Notes
Debt instrument
Principal outstanding payable at time of prepayment of notes (as a percent)											100.00%
Ten year 2011 senior notes
Debt instrument
CARRYING VALUE			1,018.3				$ 1,017.6				$ 1,018.3	$ 1,017.6
Aggregate principal amount			$ 1,020.0								$ 1,020.0
AVERAGE INTEREST RATE (as a percent)			4.35%				4.35%				4.35%	4.35%				4.35%
Effective interest rate (as a percent)			4.43%				4.43%				4.43%	4.43%				4.43%
Debt instrument, term											10 years
Interest rate (as a percent)														4.35%
Thirty year 2011 senior notes
Debt instrument
CARRYING VALUE			$ 451.9				$ 451.6				$ 451.9	$ 451.6
Aggregate principal amount			$ 458.0								$ 458.0
AVERAGE INTEREST RATE (as a percent)			5.50%				5.50%				5.50%	5.50%				5.50%
Effective interest rate (as a percent)			5.56%				5.56%				5.56%	5.56%				5.56%
Five year 2017 senior notes
Debt instrument
CARRYING VALUE			$ 497.8				$ 496.9				$ 497.8	$ 496.9
Aggregate principal amount			$ 500.0								$ 500.0
AVERAGE INTEREST RATE (as a percent)			2.38%				2.38%				2.38%	2.38%				2.38%
Effective interest rate (as a percent)			2.55%				2.55%				2.55%	2.55%				2.55%
Debt instrument, term											5 years
Ten year 2017 senior notes
Debt instrument
CARRYING VALUE			$ 495.4				$ 494.8				$ 495.4	$ 494.8
Aggregate principal amount			$ 500.0								$ 500.0
AVERAGE INTEREST RATE (as a percent)			3.25%				3.25%				3.25%	3.25%				3.25%
Effective interest rate (as a percent)			3.37%				3.37%				3.37%	3.37%				3.37%
Debt instrument, term											10 years
Thirty year 2017 senior notes
Debt instrument
CARRYING VALUE			$ 610.4				$ 609.0				$ 610.4	$ 609.0
Aggregate principal amount			$ 700.0								$ 700.0
AVERAGE INTEREST RATE (as a percent)			3.95%				3.95%				3.95%	3.95%				3.95%
Effective interest rate (as a percent)			4.15%				4.14%				4.15%	4.14%				4.15%
Ten year 2020 senior notes
Debt instrument
Aggregate principal amount		$ 750.0
Effective interest rate (as a percent)		4.58%
Debt instrument, term		10 years
Interest rate (as a percent)		4.80%
2017 144A notes
Debt instrument
Principal outstanding payable at time of prepayment of notes (as a percent)											101.00%
Three year 2016 senior notes
Debt instrument
CARRYING VALUE							$ 399.7					$ 399.7
Aggregate principal amount			$ 400.0								$ 400.0
AVERAGE INTEREST RATE (as a percent)							2.00%					2.00%
Effective interest rate (as a percent)							3.24%					3.24%
Debt instrument, term												3 years
Seven year 2016 senior Notes
Debt instrument
CARRYING VALUE			398.5				$ 398.0				398.5	$ 398.0
Aggregate principal amount			$ 400.0								$ 400.0
AVERAGE INTEREST RATE (as a percent)			3.25%				3.25%				3.25%	3.25%				3.25%
Effective interest rate (as a percent)			3.49%				3.49%				3.49%	3.49%				3.49%
Debt instrument, term											7 years
Seven year 2016 senior euro notes
Debt instrument
CARRYING VALUE			$ 628.4				$ 644.1				$ 628.4	$ 644.1
Aggregate principal amount | €																€ 575
AVERAGE INTEREST RATE (as a percent)			1.00%				1.00%				1.00%	1.00%				1.00%
Effective interest rate (as a percent)			1.10%				1.09%				1.10%	1.09%				1.10%
Debt instrument, term											7 years
Ten year 2016 senior notes
Debt instrument
CARRYING VALUE			$ 744.5				$ 743.8				$ 744.5	$ 743.8
Aggregate principal amount			$ 750.0								$ 750.0
AVERAGE INTEREST RATE (as a percent)			2.70%				2.70%				2.70%	2.70%				2.70%
Effective interest rate (as a percent)			2.93%				2.93%				2.93%	2.93%				2.93%
Debt instrument, term											10 years
Thirty year 2016 senior notes
Debt instrument
CARRYING VALUE			$ 246.2				$ 246.1				$ 246.2	$ 246.1
Aggregate principal amount			$ 250.0								$ 250.0
AVERAGE INTEREST RATE (as a percent)			3.70%				3.70%				3.70%	3.70%				3.70%
Effective interest rate (as a percent)			3.76%				3.76%				3.76%	3.76%				3.76%
Debt instrument, term											30 years
Five year 2015 senior notes
Debt instrument
CARRYING VALUE			$ 300.0				$ 299.5				$ 300.0	$ 299.5
Aggregate principal amount			$ 300.0								$ 300.0
AVERAGE INTEREST RATE (as a percent)			2.25%				2.25%				2.25%	2.25%				2.25%
Effective interest rate (as a percent)			2.79%				2.79%				2.79%	2.79%				2.79%
Debt instrument, term											5 years
Ten Year 2015 senior euro notes
Debt instrument
CARRYING VALUE			$ 630.0				$ 646.3				$ 630.0	$ 646.3
Aggregate principal amount | €																€ 575
AVERAGE INTEREST RATE (as a percent)			2.63%				2.63%				2.63%	2.63%				2.63%
Effective interest rate (as a percent)			2.96%				2.94%				2.96%	2.94%				2.96%
Debt instrument, term											10 years
Series B private placement senior notes due 2023
Debt instrument
CARRYING VALUE			$ 249.6				$ 249.4				$ 249.6	$ 249.4
Aggregate principal amount			$ 250.0				$ 250.0				$ 250.0	$ 250.0
AVERAGE INTEREST RATE (as a percent)			4.32%				4.32%				4.32%	4.32%				4.32%
Effective interest rate (as a percent)			4.36%				4.36%				4.36%	4.36%				4.36%
Interest rate (as a percent)														4.32%
Other
Debt instrument
CARRYING VALUE			$ 3.0				$ 6.1				$ 3.0	$ 6.1
364-day Revolving Credit Agreement
Debt instrument
Debt instrument, term	364 days
Maximum borrowing capacity under the credit agreement	$ 500.0
April 2020 Term Credit Agreement
Debt instrument
Maximum borrowing capacity under the credit agreement	$ 305.0